Supplement to the
Spartan® Inflation-Protected Bond Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
February 29, 2016
Summary Prospectus

Effective June 14, 2016, Spartan® Inflation-Protected Bond Index Fund will be renamed Fidelity® Inflation-Protected Bond Index Fund. Effective June 14, 2016, Fidelity Advantage® Institutional Class will be renamed Institutional Premium Class.

Effective June 14, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Purchase and Sale of Shares".

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Effective June 14, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Purchase and Sale of Shares".

Initial Purchase Minimum - Institutional Class	$5 million
Initial Purchase Minimum - Institutional Premium Class	$100 million

The fund may waive or lower purchase minimums in other circumstances.

Effective June 14, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Tax Information".

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

PIB-I-SUM-16-01 1.9870384.100	May 13, 2016

Supplement to the
Spartan® Inflation-Protected Bond Index Fund
Investor Class and Fidelity Advantage® Class
February 29, 2016
Summary Prospectus

Effective June 14, 2016, Spartan® Inflation-Protected Bond Index Fund will be renamed Fidelity® Inflation-Protected Bond Index Fund. Effective June 14, 2016, Fidelity Advantage® Class will be renamed Premium Class.

PIB-SUM-16-01 1.954618.101	May 13, 2016